Other liabilities - Changes in the provision for legal claims (Details) - Legal proceedings provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 14,265	$ 13,136
Accrual of the year	3,768	4,469
Other	136
Use of the provision	(1,896)	(1,911)
Translation differences and inflation adjustment	(2,456)	(1,429)
Balances at the end of year	$ 13,817	$ 14,265